Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 9 – Related party transactions

The Company had the following activity related to its due to related party:

	December 31,	December 31,
	2025	2024
Due on demand loan with 8% interest	$-	$5,000
Note payable (1% interest)	9,018	-
Note payable (8% interest)	45,777	-
	$54,795	$5,000

In August 2024, The Company and Nova Mentis entered into a royalty agreement requiring payment of 5% of gross sales, payable 2.5% each to Dr. Marvin Hausman, our Chief Science Officer and former Chairman of the Board of Directors and to Nova Mentis Life Sciences Corp., for a period of ten years beginning with the first commercial sale of the related product. As of December 31, 2025, the Company has not generated any sales under this arrangement and, accordingly, no royalty expense or liability has been recognized in the accompanying financial statements. (See Note 6)

In December, 2024, the Company issued a Promissory Note to our former chief executive officer, Jose Antonio Reyes in the principal amount of $5,000. The Note matures on September 30, 2025 and carries an interest rate of 8% per annum. In May, 2025, the Company redeemed the Note made with Mr. Reyes in the principal amount of $5,000 and accrued interest of $165.

On March 10, 2025, the Company issued a Promissory Note to our former chief executive officer, Charles Todd, in the principal amount of $36,912. The Note matures on September 30, 2025 and carries an interest rate of 8% per annum. In March, 2026, Mr. Todd extended the maturity of the Promissory Note until May 31, 2026.

In November, 2025, the Company issued Promissory Notes to Thornhill Advisory Group (“Thornhill”), a company beneficially owned by our Chief Financial Officer, in the principal amount of $9,018 bearing the interest rate of 1% per annum, with principal and interest repayable in full on or before January 30, 2026. On February 6, 2026, the Company redeemed the Note made with Thornhill in the principal amount of $9,018 and accrued interest of $21.

In December, 2025, the Company issued Promissory Notes to Thornhill for $8,865 bearing the interest rate of 8% per annum, with principal and interest repayable in full on or before January 30, 2026. On February 6, 2026, the Company redeemed the Note made with Thornhill in the principal amount of $8,865 and accrued interest of $95.

During the years ended December 31, 2025 and 2024, the Company recorded interest expense related to related party notes of $1,650 and $0, respectively.

During the years ended December 31, 2025 and 2024, our former CEO, Mr. Todd, paid operating expense of $15,247 and $0 on behalf of the Company and the Company repaid $7,058 and $0 respectively.

During the years ended December 31, 2025 and 2024, the Company paid Thornhill, $56,250 and $41,250, pursuant to the CFO Agreement (See Note 6).

During the years ended December 31, 2025 and 2024, the Company paid to Jose Antonio Reyes, our Interim Chief Executive Officer, $3,750 and $11,250, respectively (See Note 6).